COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Interests expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on current accounts deposits	$ 6,325,123	$ 8,182,612	$ 10,742,108
Interest on time deposits	19,574,998	27,030,921	13,602,675
Interest on other financial liabilities	2,285,959	10,472,760	9,933,537
Interest from financing from financial sector	100,834	373,163	1,548,673
Others	291,474	1,471,921	641,517
Total	$ 28,578,388	$ 47,531,377	$ 36,468,510